Segment Information - Schedule of Net Income or Loss and Total Assets (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		8 Months Ended
	Feb. 28, 2025	Mar. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025
Schedule Of Net Income Or Loss And Total Assets Abstract
Cash			$ 1,045,403		$ 1,045,403
Cash and marketable securities held in Trust Account			203,677,270		203,677,270
Total assets			204,890,324		204,890,324
Operating loss			(239,398)		(377,646)
Income earned on cash and marketable securities held in Trust Account			2,106,133		2,427,270
Net income	$ (11,741)	$ (61,786)	$ 1,879,085	$ 245,414	$ 2,062,713